Fair Values of Financial Instruments - Fair value estimated using NAV per share (Details) - Bar Harbor Bankshares 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Values of Financial Instruments
Fair Value	$ 72,936,966	$ 62,114,885
Common Collective Trust
Fair Values of Financial Instruments
Fair Value	$ 1,697,248	$ 2,027,315